Material Accounting Policies - Schedule of Intangible Assets Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Intangible Assets Estimated useful lives [Line Items]
Estimated useful life	Undetermined
Bottom of Range [Member]
Schedule of Intangible Assets Estimated useful lives [Line Items]
Estimated useful life	1 year
Top of Range [Member]
Schedule of Intangible Assets Estimated useful lives [Line Items]
Estimated useful life	5 years